Fixed Assets - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 3,317,291
Balance as at end of period	3,317,291
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(180,276)
Depreciation for the year	(48,386)
Balance as at end of period	(228,662)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	3,137,015
Depreciation for the year	(48,386)
Balance as at end of period	$ 3,088,629